COMMISSIONS AND FEES (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commissions and Fees [Abstract]
Maintenance of accounts, transfers and credit and debit card services	[1]	S/ 1,442,966	S/ 1,125,432	S/ 1,326,344
Funds and equity management		717,227	651,370	676,456
Contingent loans and foreign trade fees	[2]	459,165	372,586	372,647
Commissions for banking services		301,592	263,298	282,593
Brokerage, securities and custody services		121,974	110,615	95,207
Collection services		107,442	90,456	131,502
Commissions for consulting and technical studies		62,384	57,949	84,725
Commissions for salary advance and payment of services		52,557	34,766	49,998
Penalty commissions		21,420	53,859	84,757
Others		207,007	152,447	128,552
Total		S/ 3,493,734	S/ 2,912,778	S/ 3,232,781

[1]	The increase is due to a higher volume of credit and debit card consumption. As well as higher commissions in 2021 for the use of the Yapecard product. Finally, higher commissions were obtained for foreign bank transfers, within the country and interbank transfers.
[2]	The increase is mainly due to higher commissions for letters of guarantee for legal entities, among other minor items.